Employee Benefits (Summary of Expected Future Benefit Payments) (Details) $ in Millions	Oct. 31, 2024 CAD ($)
Principal pension plans [member]
Disclosure of expected future benefit payments [Line Items]
2025	$ 416
2026	439
2027	463
2028	487
2029	508
2030-2034	2,814
Total	5,127
Principal post-retirement benefit plan [member]
Disclosure of expected future benefit payments [Line Items]
2025	21
2026	22
2027	23
2028	24
2029	24
2030-2034	131
Total	245
Other pension plans [member]
Disclosure of expected future benefit payments [Line Items]
2025	166
2026	169
2027	170
2028	172
2029	173
2030-2034	852
Total	$ 1,702